Shareholder Report, Holdings (Details)_2	Jun. 30, 2024
Class A | Six Flags Entertainment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Minerals Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Cinemark Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Ichor Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | PNM Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | CTS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Cactus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C | Six Flags Entertainment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Minerals Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Cinemark Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Ichor Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | PNM Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | CTS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Cactus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I | Six Flags Entertainment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Minerals Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Cinemark Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I | Ichor Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | PNM Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | CTS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Cactus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class R-6 | Six Flags Entertainment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Minerals Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R-6 | Kemper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Cinemark Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R-6 | Ichor Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R-6 | ChampionX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | PNM Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | CTS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Cactus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R-6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Class R-6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R-6 | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class R-6 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class R-6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R-6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class R-6 | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class R-6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R-6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R-6 | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%